New standards, amendments, and interpretations of standards	12 Months Ended
Dec. 31, 2024
New standards, amendments, and interpretations of standards
New standards, amendments, and interpretations of standards

5.    New standards, amendments, and interpretations of standards

5.1. New currently effective requirement

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2023, except for the adoption of new standards effective as of  January 1st, 2024. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

The following amended standards and interpretations did not have a material impact on the Company’s consolidated financial statements:

●	Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements -;
●	Amendments to IFRS 16: Lease Liability in a Sale and Leaseback;
●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current/ - Classification of liabilities as current or non-current/ Non-current liabilities with covenants;
●	Pillar 2 in Brazil (“MP”) n° 1,262/2024: imposes a corporate tax surcharge (Additional CSLL) intended to function as Brazil’s QDMTT (Qualified Domestic Minimum Top-up Tax) starting January 1, 2025

5.2.   Standards issued but not yet effective

The following amendments to standards have been issued by IASB but are not effective for the 2024 year:

●	Amendments to IFRS 18: Presentation and disclosure in financial statements.
●	Amendments to IAS 21: Lack of Exchangeability;
●	Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments;
●	IFRS 19 Subsidiaries without Public Accountability: Disclosures;